Financial Risk Management - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 3,917,433	$ 4,137,506
Limited partners' interests in single-family rental business	947,452	356,305	$ 285,774
Derivative financial instruments	230,305	45,494
Due to Affiliate	256,362	251,647
Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Financial liabilities	5,382,344	4,963,311	$ 484,585
Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	3,954,651
Due on demand and within the year | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	254,805
From 5 years and later | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	438,251
Liquidity risk | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	3,954,651	4,164,067
Other liabilities	34,748	5,136
Limited partners' interests in single-family rental business	947,452	356,305
Convertible debentures		172,400
Derivative financial instruments	230,305	45,494
Due to Affiliate	300,000	300,000
Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Financial liabilities	5,642,716	5,197,490
Liquidity risk | Due on demand and within the year | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	254,805	274,526
Other liabilities	0	0
Limited partners' interests in single-family rental business	0	0
Convertible debentures		0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	102,954	98,290
Resident security deposits	56,785	45,157
Dividends payable	15,821	10,641
Financial liabilities	430,365	428,614
Liquidity risk | From 1 to 2 years | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	822,163	1,236,540
Other liabilities	8,538	3,122
Limited partners' interests in single-family rental business	0	0
Convertible debentures		172,400
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	830,701	1,412,062
Liquidity risk | From 3 to 4 years | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,439,432	1,325,709
Other liabilities	7,863	1,463
Limited partners' interests in single-family rental business	600,572	0
Convertible debentures		0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	3,047,867	1,327,172
Liquidity risk | From 5 years and later | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	438,251	1,327,292
Other liabilities	18,347	551
Limited partners' interests in single-family rental business	346,880	356,305
Convertible debentures		0
Derivative financial instruments	230,305	45,494
Due to Affiliate	300,000	300,000
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	$ 1,333,783	$ 2,029,642